RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14. RELATED PARTY TRANSACTIONS

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series A Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier in exchange of their Series B Preferred Stock of GrowOp Technology, both of whom are officers and directors of the Company.

During the twelve month period ended December 31, 2012, the Company accrued an additional $37,500 of compensation for the services provided by the officers. As of December 31, 2012 the officers were owed a total of $75,000 in accrued compensation.

During the twelve months ended December 31, 2012, officers and directors of the Company had loaned the Company $44,190 and were paid back $89,192. As of December 31, 2012 the total amount owed to the officers and directors was $104,998.